Document and Entity Information	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Entity Central Index Key	0002022416
Entity Registrant Name	Silexion Therapeutics Corp
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (“Securities Act”), or until the Registration Statement shall become effective on such date as the SEC, acting pursuant to Section 8(a), may determine.